INCOME TAX BENEFIT - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued interest to foreign related parties	$ 2,388	$ 2,771
Lease liability	1,763	2,222
Formation costs	1,205	1,421
Net operating losses	19,016	20,669
Inventory reserve	3,217	2,134
Fixed asset basis	10	0
Accrued compensation	864	1,112
R&D tax credits	457	482
Non-deductible interest carryover	3,790	5,077
Below market contract	0	1,469
Capitalized research	2,256	2,811
Investment in Waldencast LP	13,147	9,059
Other temporary differences	0	962
Total deferred tax assets	48,113	50,189
Deferred tax liabilities:
Goodwill	(1,658)	(1,016)
Fixed asset basis	0	(92)
Lease asset	(778)	(1,015)
Intangibles	(37,035)	(43,543)
Other temporary differences	(215)	0
Total deferred tax liabilities	(39,685)	(45,666)
Net deferred tax (liabilities) assets	8,427	4,523
Less: valuation allowance	(22,471)	(19,752)
Net deferred tax liabilities	$ (14,044)	$ (15,229)